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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund, for the quarter ended January 31, 2010. These series have April 30 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $2,039,683)	$2,037,645	$2,200,453

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	14,572	16,494
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	148,094	167,623

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $175,363)		184,117

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 35.9%
FIXED-RATE 35.9%
FHLMC:
5.00%, 11/01/2039	3,022,690	3,145,536
5.50%, 04/01/2039-10/01/2039	6,056,239	6,429,061
6.50%, 09/25/2043	86,413	94,258
7.50%, 09/01/2013-08/25/2042	115,036	127,944
9.00%, 12/01/2016	62,452	69,014
9.50%, 12/01/2022	12,011	13,450
FNMA:
4.00%, 04/01/2024-09/01/2024 ##	7,770,970	7,919,289
4.00%, 12/01/2024	138,776	141,415
4.50%, 10/01/2024-11/01/2024	4,960,543	5,171,658
5.00%, 01/01/2024	2,341,250	2,476,679
5.70%, 11/01/2011	4,487,055	4,812,591
6.06%, 06/01/2012	240,000	259,707
6.10%, 03/01/2012	1,402,207	1,506,200
6.27%, 02/01/2011	3,968,860	4,092,681
6.45%, 09/01/2016	1,676,789	1,784,020
7.04%, 12/01/2010	605,407	604,110
7.87%, 07/01/2026	2,881,806	3,186,499
9.00%, 02/01/2025-09/01/2030	128,175	146,952
10.00%, 04/01/2021	55,804	62,676
FNMA 30 year:
4.50%, TBA #	4,095,000	4,135,950
5.00%, TBA #	5,305,000	5,512,224
5.50%, TBA #	6,535,000	6,921,996
GNMA:
8.00%, 03/15/2022-08/15/2024	24,184	27,771
8.25%, 05/15/2020	45,353	51,291
8.50%, 09/15/2024-01/15/2027	24,463	28,339
9.00%, 12/15/2019	34,810	39,578
10.00%, 01/15/2019-03/15/2020	17,551	20,169

Total Agency Mortgage-Backed Pass Through Securities (cost $57,994,753)		58,781,058

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
FIXED-RATE 0.3%
American Home Mtge. Investment Trust, Ser. 2005-2, Class LV-A, 5.66%, 08/25/2035 (cost $508,491)	598,225	483,314

CORPORATE BONDS 27.6%
CONSUMER DISCRETIONARY 2.3%
Diversified Consumer Services 0.3%
Service Corporation International, 7.00%, 06/15/2017	500,000	493,750

Internet & Catalog Retail 0.3%
Netflix, Inc., 8.50%, 11/15/2017 144A	500,000	527,500

1

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 1.4%
CSC Holdings, Inc., 8.625%, 02/15/2019 144A	$500,000	$545,000
DIRECTV, 6.375%, 06/15/2015	515,000	533,669
News Corp., 8.25%, 08/10/2018	445,000	542,341
Viacom, Inc., 7.875%, 07/30/2030	645,000	707,423

		2,328,433

Multiline Retail 0.3%
Macy’s, Inc., 5.90%, 12/01/2016	500,000	477,500

CONSUMER STAPLES 2.2%
Beverages 0.6%
Constellation Brands, Inc., 7.25%, 09/01/2016	500,000	502,500
Dr. Pepper Snapple Group, Inc., 6.82%, 05/01/2018	415,000	471,786

		974,286

Food & Staples Retailing 0.7%
CVS Caremark Corp., 6.04%, 12/10/2028	703,654	707,229
Kroger Co., 6.75%, 04/15/2012	415,000	454,858

		1,162,087

Food Products 0.4%
Kraft Foods, Inc., 6.125%, 08/23/2018	710,000	762,979

Tobacco 0.5%
Lorillard Co., 8.125%, 06/23/2019	700,000	768,099

ENERGY 1.9%
Energy Equipment & Services 0.4%
Pride International, Inc., 8.50%, 06/15/2019	500,000	572,500

Oil, Gas & Consumable Fuels 1.5%
Chesapeake Energy Corp., 6.375%, 06/15/2015	500,000	490,000
El Paso Corp., 7.25%, 06/01/2018	500,000	513,773
Inergy Holdings LP, 6.875%, 12/15/2014	500,000	501,250
Newfield Exploration Co., 6.875%, 02/01/2020	500,000	498,750
Peabody Energy Corp., 5.875%, 04/15/2016	500,000	490,000

		2,493,773

FINANCIALS 10.1%
Capital Markets 4.3%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 + ☐ •	3,500,000	3,386,250
Lazard Group, LLC, 7.125%, 05/15/2015	900,000	977,535
Merrill Lynch & Co., Inc., 6.875%, 04/25/2018	810,000	874,483
Morgan Stanley, 5.95%, 12/28/2017	900,000	938,124
Raymond James Financial, Inc., 8.60%, 08/15/2019	745,000	839,655

		7,016,047

Commercial Banks 1.1%
FBOP Corp., 10.00%, 05/28/2009 + ☐ •	4,000,000	0
Fifth Third Bancorp, 6.25%, 05/01/2013	655,000	697,714
National City Corp., 5.80%, 06/07/2017	1,000,000	1,045,145

		1,742,859

Consumer Finance 0.9%
Discover Financial Services, 10.25%, 07/15/2019	695,000	829,856
General Electric Capital Corp., 6.875%, 01/10/2039	700,000	727,447

		1,557,303

Diversified Financial Services 1.0%
Bank of America Corp., 6.50%, 08/01/2016	815,000	882,204
Citigroup, Inc., 8.125%, 07/15/2039	625,000	708,731

		1,590,935

2

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 1.9%
AFLAC, Inc., 6.90%, 12/17/2039	$710,000	$711,135
Lincoln National Corp., 8.75%, 07/01/2019	120,000	145,832
Torchmark, Inc., 9.25%, 06/15/2019	250,000	298,731
Unum Group, 7.125%, 09/30/2016	690,000	739,674
W.R. Berkley Corp., 6.25%, 02/15/2037	500,000	435,162
Willis North America, Inc., 7.00%, 09/29/2019	680,000	713,505

		3,044,039

Real Estate Investment Trusts (REITs) 0.9%
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	1,035,451
Ventas Realty, Ltd., 6.50%, 06/01/2016	510,000	494,700

		1,530,151

HEALTH CARE 1.3%
Health Care Providers & Services 1.3%
DaVita, Inc., 7.25%, 03/15/2015	500,000	500,625
HCA, Inc., 8.50%, 04/15/2019 144A	500,000	528,750
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	1,062,766

		2,092,141

INDUSTRIALS 3.2%
Aerospace & Defense 0.7%
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	695,000	700,212
6.375%, 10/15/2015	500,000	506,250

		1,206,462

Commercial Services & Supplies 1.3%
Browning-Ferris Industries, Inc., 7.40%, 09/15/2035	1,000,000	1,123,936
Clean Harbors, Inc., 7.625%, 08/15/2016	500,000	507,500
Corrections Corporation of America, 6.25%, 03/15/2013	500,000	501,250

		2,132,686

Electrical Equipment 0.3%
Belden, Inc., 7.00%, 03/15/2017	500,000	486,250

Machinery 0.3%
SPX Corp., 7.625%, 12/15/2014	500,000	518,750

Professional Services 0.6%
Equifax, Inc., 6.30%, 07/01/2017	390,000	415,031
FTI Consulting, Inc., 7.75%, 10/01/2016	500,000	507,500

		922,531

INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.6%
Brocade Communications Systems, Inc., 6.875%, 01/15/2020 144A	500,000	510,000
EchoStar Corp., 7.75%, 05/31/2015	500,000	515,000

		1,025,000

Office Electronics 0.2%
Xerox Corp., 6.875%, 08/15/2011	210,000	225,249

MATERIALS 3.3%
Chemicals 0.8%
Dow Chemical Co., 7.60%, 05/15/2014	650,000	747,845
Nalco Holding Co., 8.25%, 05/15/2017 144A	500,000	530,000

		1,277,845

3

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 0.9%
Ball Corp., 7.375%, 09/01/2019	$500,000	$521,250
Owens-Illinois, Inc., 7.80%, 05/15/2018	500,000	513,750
Rock-Tenn Co., 9.25%, 03/15/2016 144A	500,000	543,750

		1,578,750

Metals & Mining 1.0%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	500,000	502,500
Steel Dynamics, Inc., 7.75%, 04/15/2016	500,000	511,250
Teck Resources, Ltd., 10.25%, 05/15/2016	500,000	571,250

		1,585,000

Paper & Forest Products 0.6%
Domtar Corp., 7.125%, 08/15/2015	500,000	500,000
Georgia-Pacific Corp., 7.00%, 01/15/2015 144A	500,000	510,000

		1,010,000

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.3%
Embarq Corp., 7.08%, 06/01/2016	555,000	616,080
Frontier Communications Corp., 8.25%, 05/01/2014	500,000	523,750
Qwest Corp., 8.00%, 10/01/2015 144A	500,000	517,500
Windstream Corp., 8.125%, 08/01/2013	500,000	525,000

		2,182,330

Wireless Telecommunication Services 0.9%
American Tower Corp., 7.00%, 10/15/2017	515,000	572,294
Crown Castle International Corp., 7.125%, 11/01/2019	500,000	496,250
Sprint Nextel Corp., 6.00%, 12/01/2016	500,000	435,000

		1,503,544

UTILITIES 0.3%
Electric Utilities 0.3%
NRG Energy, Inc., 7.375%, 02/01/2016	500,000	497,500

Total Corporate Bonds (cost $49,153,571)		45,286,279

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
FIXED-RATE 1.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035 (cost $3,168,030)	3,255,000	2,784,167

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.4%
FLOATING-RATE 3.4%
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8, Class A3, 6.16%, 07/12/2017	3,530,000	3,233,286
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR17, Class 1A1B, 1.44%, 12/25/2046	2,170,726	655,492
Ser. 2007-HY7, Class 3A2, 5.82%, 07/25/2037	2,442,873	1,723,089

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $8,100,324)		5,611,867

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027 (cost $184,517)	179,620	178,975

U.S. TREASURY OBLIGATIONS 26.6%
U.S. Treasury Bonds, 4.50%, 08/15/2039	7,525,000	7,515,594
U.S. Treasury Notes:
0.75%, 11/30/2011	6,300,000	6,301,720
1.00%, 12/31/2011	1,075,000	1,079,199
1.375%, 11/15/2012	16,205,000	16,245,512
2.125%, 11/30/2014	3,350,000	3,328,024

4

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
2.625%, 12/31/2014	$1,865,000	$1,892,248
2.75%, 11/30/2016	2,240,000	2,199,924
3.375%, 11/15/2019	5,180,000	5,080,440

Total U.S. Treasury Obligations (cost $43,742,825)		43,642,661

YANKEE OBLIGATIONS – CORPORATE 4.6%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
British Sky Broadcasting Group plc, 9.50%, 11/15/2018 144A	635,000	830,267

ENERGY 0.4%
Energy Equipment & Services 0.4%
Weatherford International, Ltd., 9.625%, 03/01/2019	485,000	615,645

FINANCIALS 1.4%
Capital Markets 0.3%
FMC Finance III SA, 6.875%, 07/15/2017	500,000	516,250

Commercial Banks 1.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/2020	710,000	695,090
Westpac Banking Corp., 1.90%, 12/14/2012 144A	1,115,000	1,113,216

		1,808,306

MATERIALS 0.9%
Metals & Mining 0.9%
ArcelorMittal, 6.125%, 06/01/2018	555,000	577,538
Rio Tinto, Ltd., 9.00%, 05/01/2019	635,000	810,837

		1,388,375

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.9%
Inmarsat plc, 7.375%, 12/01/2017 144A	500,000	515,571
Intelsat Jackson Holdings, Ltd., 9.50%, 06/15/2016	500,000	527,500
Telecom Italia, 7.18%, 06/18/2019	415,000	466,032

		1,509,103

Wireless Telecommunication Services 0.5%
America Movil S.A.B. de C.V., 5.50%, 03/01/2014	710,000	773,987

Total Yankee Obligations – Corporate (cost $7,400,313)		7,441,933

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A (cost $55,855)	50	46,250

	Principal Amount	Value

OTHER 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049 (cost $750,000)	$750,000	768,233

5

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $9,209,047)	9,209,047	$9,209,047

Total Investments (cost $182,482,772) 107.8%		176,618,354
Other Assets and Liabilities (7.8%)		(12,769,326)

Net Assets 100.0%		$163,849,028

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The fund has stopped accruing interest on this security.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $182,765,734. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,376,016 and $7,523,396, respectively, with a net unrealized depreciation of $6,147,380.

During the period from May 1, 2009 through January 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

The Fund had average market values of $8,059,513 and $2,946,648 forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the period from May 1, 2009 through January 31, 2010.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

6

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Preferred stocks	$0	$46,250	$0	$46,250
Mortgage-backed securities	0	70,223,951	0	70,223,951
Corporate debt securities	0	49,341,962	3,386,250	52,728,212
Debt securities issued by U.S. Treasury and U.S. government agencies	43,642,661	0	0	43,642,661
Other	0	768,233	0	768,233
Short-term investments	9,209,047	0	0	9,209,047

	$52,851,708	$120,380,396	$3,386,250	$176,618,354

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Mortgage-backed securities	Corporate debt securities	Total

Balance as of May 1, 2009	$30,000	$37,442	$3,750,000	$3,817,442
Realized gains or losses	(1,156,698)	(2,351,333)	0	(3,508,031)
Change in unrealized gains or losses	1,072,546	2,358,652	(363,750)	3,067,448
Net purchases (sales)	54,152	(44,761)	0	9,391
Transfers in and/or out of Level 3	0	0	0	0

Balance as of January 31, 2010	$0	$0	$3,386,250	$3,386,250

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$0	$0	$(363,750)	$(363,750)

7

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 70.6%
ENERGY 6.0%
Energy Equipment & Services 1.6%
Bristow Group, Inc., 7.50%, 09/15/2017	$4,700,000	$4,735,250

Oil, Gas & Consumable Fuels 4.4%
Murray Energy Corp., 10.25%, 10/15/2015 144A	9,000,000	9,157,500
Peabody Energy Corp., 5.875%, 04/15/2016	4,025,000	3,944,500

		13,102,000

FINANCIALS 1.8%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	976,250

Real Estate Management & Development 1.5%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	4,294,463

HEALTH CARE 2.4%
Life Sciences Tools & Services 2.4%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	7,000,000	7,262,500

INDUSTRIALS 18.4%
Aerospace & Defense 1.8%
L-3 Communications Holdings, Inc., 6.375%, 10/15/2015	5,160,000	5,224,500

Commercial Services & Supplies 0.6%
Clean Harbors, Inc., 7.625%, 08/15/2016	1,900,000	1,928,500

Electrical Equipment 7.7%
Baldor Electric Co., 8.625%, 02/15/2017	11,900,000	12,108,250
Belden, Inc., 7.00%, 03/15/2017	3,300,000	3,209,250
General Cable Corp., 7.125%, 04/01/2017	7,650,000	7,516,125

		22,833,625

Machinery 8.3%
Actuant Corp., 6.875%, 06/15/2017	13,400,000	13,031,500
SPX Corp., 7.625%, 12/15/2014	11,400,000	11,827,500

		24,859,000

INFORMATION TECHNOLOGY 0.7%
Electronic Equipment, Instruments & Components 0.7%
Anixter International, Inc., 5.95%, 03/01/2015	2,130,000	2,015,513

MATERIALS 21.3%
Chemicals 3.7%
Koppers Holdings, Inc., 7.875%, 12/01/2019 144A	10,750,000	10,965,000

Containers & Packaging 10.0%
Ball Corp., 6.625%, 03/15/2018	8,100,000	8,160,750
Crown Americas, Inc.:
7.625%, 05/15/2017 144A	3,800,000	3,895,000
7.75%, 11/15/2015	8,369,000	8,599,147
Greif, Inc.:
6.75%, 02/01/2017	5,000,000	4,912,500
7.75%, 08/01/2019	4,050,000	4,181,625

		29,749,022

Metals & Mining 7.6%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	240,000	259,800
8.375%, 04/01/2017	10,010,000	10,885,875
Steel Dynamics, Inc., 7.75%, 04/15/2016	11,300,000	11,554,250

		22,699,925

1

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 9.9%
Diversified Telecommunication Services 9.9%
Frontier Communications Corp., 8.125%, 10/01/2018	$10,800,000	$10,881,000
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	15,100,000	16,459,000
SBA Telecommunications, Inc., 8.25%, 08/15/2019 144A	1,900,000	1,995,000

		29,335,000

UTILITIES 10.1%
Electric Utilities 7.8%
Allegheny Energy, Inc., 6.875%, 09/01/2023	4,140,000	4,056,099
Edison Mission Energy, 7.00%, 05/15/2017	6,020,000	4,755,800
NRG Energy, Inc.:
7.25%, 02/01/2014	250,000	250,937
7.375%, 02/01/2016	4,250,000	4,228,750
7.375%, 01/15/2017	10,000,000	9,937,500

		23,229,086

Gas Utilities 1.9%
National Fuel Gas Co., 8.75%, 05/01/2019	4,800,000	5,720,674

Independent Power Producers & Energy Traders 0.4%
AES Corp., 7.75%, 03/01/2014	1,125,000	1,127,812

Total Corporate Bonds (cost $204,070,195)		210,058,120

	Shares	Value

COMMON STOCKS 23.8%
ENERGY 5.3%
Energy Equipment & Services 1.0%
Cameron International Corp. *	20,000	753,200
National Oilwell Varco, Inc.	10,000	409,000
Noble Corp.	20,000	806,400
Pride International, Inc.	18,000	532,800
Transocean, Ltd. *	4,000	338,960

		2,840,360

Oil, Gas & Consumable Fuels 4.3%
Alpha Natural Resources, Inc. *	8,001	324,921
Anadarko Petroleum Corp.	5,000	318,900
Cenovus Energy, Inc.	130,000	3,009,500
Consol Energy, Inc.	7,000	326,270
EnCana Corp., ADR	130,000	3,976,700
Kinder Morgan Energy Partners, LP	45,000	2,737,800
Massey Energy Co.	4,000	154,080
Occidental Petroleum Corp.	13,000	1,018,420
Patriot Coal Corp. *	7,000	108,430
Peabody Energy Corp.	20,000	842,400

		12,817,421

FINANCIALS 5.0%
Capital Markets 1.8%
Bank of New York Mellon Corp.	100,000	2,909,000
Northern Trust Corp.	50,000	2,526,000

		5,435,000

Commercial Banks 3.1%
PNC Financial Services Group, Inc.	75,000	4,157,250
U.S. Bancorp	195,000	4,890,600

		9,047,850

2

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 0.1%
Bank of America Corp.	25,000	$379,500

HEALTH CARE 5.6%
Biotechnology 0.4%
Gen-Probe, Inc. *	25,000	1,073,250

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	110,000	6,334,900
St. Jude Medical, Inc. *	50,000	1,886,500

		8,221,400

Health Care Providers & Services 0.3%
Owens & Minor, Inc.	25,000	1,002,250

Life Sciences Tools & Services 2.1%
Bio-Rad Laboratories, Inc., Class A *	11,000	1,024,980
Covance, Inc. *	30,000	1,743,300
Illumina, Inc. *	30,000	1,100,700
Life Technologies Corp. *	6,000	298,260
Thermo Fisher Scientific, Inc. *	45,000	2,076,750

		6,243,990

INDUSTRIALS 1.2%
Electrical Equipment 0.3%
Ametek, Inc.	25,000	911,000
Roper Industries, Inc.	4,000	200,320

		1,111,320

Machinery 0.9%
Donaldson Co., Inc.	19,000	726,560
Flowserve Corp.	12,000	1,082,040
IDEX Corp.	25,000	705,500
Joy Global, Inc.	2,000	91,480

		2,605,580

INFORMATION TECHNOLOGY 1.4%
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp., Class A	107,000	4,262,880

MATERIALS 3.7%
Chemicals 0.8%
FMC Corp.	7,000	356,580
Monsanto Co.	25,000	1,897,000

		2,253,580

Metals & Mining 2.9%
Cliffs Natural Resources, Inc.	34,000	1,358,300
Freeport-McMoRan Copper & Gold, Inc. *	78,000	5,201,820
Nucor Corp.	5,000	204,000
Steel Dynamics, Inc.	28,000	425,040
United States Steel Corp.	35,000	1,555,050

		8,744,210

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.2%
Global Crossing, Ltd. *	47,000	656,590

Wireless Telecommunication Services 0.1%
American Tower Corp., Class A *	5,000	212,250

3

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 1.3%
Electric Utilities 0.9%
NRG Energy, Inc. *	70,000	$1,687,700
Southern Co.	35,000	1,120,000

		2,807,700

Gas Utilities 0.4%
National Fuel Gas Co.	10,000	469,200
Questar Corp.	18,000	746,640

		1,215,840

Total Common Stocks (cost $70,665,760)		70,930,971

	Principal Amount	Value

CONVERTIBLE DEBENTURES 3.3%
ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
Patriot Coal Corp., 3.25%, 05/31/2013	$10,955,000	9,065,262

INDUSTRIALS 0.3%
Electrical Equipment 0.3%
General Cable Corp., 1.00%, 10/15/2012	1,000,000	801,250

Total Convertible Debentures (cost $8,726,739)		9,866,512

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø (cost $3,032,067)	3,032,067	3,032,067

Total Investments (cost $286,494,761) 98.7%		293,887,670
Other Assets and Liabilities 1.3%		3,737,331

Net Assets 100.0%		$297,625,001

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $286,520,329. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,176,756 and $9,809,415, respectively, with a net unrealized appreciation of $7,367,341.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$70,930,971	$0	$0	$70,930,971
Corporate debt securities	0	219,924,632	0	219,924,632
Short-term investments	3,032,067	0	0	3,032,067

	$73,963,038	$219,924,632	$0	$293,887,670

5

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 0.6%
Bear Stearns Comml. Mtge. Securities Trust:
Ser. 2006-PW11, Class AM, 5.46%, 03/11/2039	$580,000	$506,430
Ser. 2006-PW13, Class AM, 5.58%, 09/11/2041	520,000	455,727
Ser. 2007-PW15, Class A4, 5.33%, 02/11/2044	1,345,000	1,200,557
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	205,000	168,395
Morgan Stanley Capital I Trust, Ser. 2006-HQ10, Class AM, 5.36%, 11/21/2041	910,000	791,423

		3,122,532

FLOATING-RATE 1.6%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	1,965,000	1,855,116
GE Comml. Mtge. Trust:
Ser. 2006-C7, Class AM, 5.79%, 06/10/2046	3,095,000	2,728,968
Ser. 2007-C9, Class A4, 5.82%, 12/10/2049	810,000	768,711
Morgan Stanley Capital I Trust:
Ser. 2006-IQ11, Class AM, 5.78%, 10/15/2042	245,000	210,430
Ser. 2007-2A, Class 2A, 5.81%, 08/12/2045 144A	5,060,000	3,513,807

		9,077,032

Total Commercial Mortgage-Backed Securities (cost $8,928,039)		12,199,564

CORPORATE BONDS 63.4%
CONSUMER DISCRETIONARY 11.3%
Auto Components 1.1%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	2,155,000	1,939,500
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	1,145,000	1,185,075
8.625%, 12/01/2011	690,000	714,150
9.00%, 07/01/2015	229,000	235,870
10.50%, 05/15/2016	1,250,000	1,356,250
Metaldyne Corp., FRN, 5.28%, 04/09/2014	549,081	442,686

		5,873,531

Diversified Consumer Services 1.1%
Carriage Services, Inc., 7.875%, 01/15/2015	1,495,000	1,423,988
Service Corporation International:
6.75%, 04/01/2015	100,000	98,500
7.50%, 04/01/2027	2,035,000	1,882,375
8.00%, 11/15/2021	525,000	525,656
StoneMor Partners, LP, 10.25%, 12/01/2017 144A	2,000,000	2,080,000

		6,010,519

Hotels, Restaurants & Leisure 2.4%
Boyd Gaming Corp.:
7.125%, 02/01/2016	915,000	816,637
7.75%, 12/15/2012	455,000	457,275
Caesars Entertainment, Inc., 7.875%, 03/15/2010	1,265,000	1,268,162
Harrahs Entertainment Corp.:
10.00%, 12/15/2018	275,000	218,625
11.25%, 06/01/2017	2,070,000	2,199,375
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 • +	1,443,000	710,677
Landry’s Restaurants, Inc., 11.625%, 12/01/2015 144A	120,000	129,000
MGM MIRAGE:
6.625%, 07/15/2015	785,000	649,588
8.50%, 09/15/2010	1,335,000	1,341,675
11.125%, 11/15/2017 144A	295,000	331,875
11.375%, 03/01/2018 144A	545,000	515,025
Pinnacle Entertainment, Inc., 7.50%, 06/15/2015	1,215,000	1,123,875
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	60,000	62,625
Scientific Games Corp., 9.25%, 06/15/2019 144A	635,000	668,338

1

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
Seneca Gaming Corp., 7.25%, 05/01/2012	$225,000	$219,375
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	1,370,000	1,082,300
Speedway Motorsports, Inc., 8.75%, 06/01/2016	990,000	1,051,875
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	4,290,000	128,700
Universal City Development Partners, Ltd.:
8.875%, 11/15/2015 144A	65,000	65,488
10.875%, 11/15/2016 144A	60,000	62,100
Wynn Resorts, Ltd., 7.875%, 11/01/2017 144A	55,000	55,000

		13,157,590

Household Durables 1.1%
D.R. Horton, Inc., 9.75%, 09/15/2010	2,190,000	2,261,175
Lennar Corp.:
5.125%, 10/01/2010	560,000	564,200
12.25%, 06/01/2017	55,000	67,100
Libbey, Inc.:
10.00%, 02/15/2015 144A	535,000	537,675
FRN, 7.48%, 06/01/2011	1,015,000	1,040,375
Meritage Homes Corp., 7.00%, 05/01/2014	440,000	422,950
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	995,000	1,289,445

		6,182,920

Internet & Catalog Retail 0.2%
QVC, Inc., 7.50%, 10/01/2019 144A	405,000	415,125
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	545,000	595,412

		1,010,537

Media 4.1%
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	100,000	103,500
CCH II, LLC, 13.50%, 11/30/2016	6,050,899	7,276,206
CCO Holdings, LLC, 8.75%, 11/15/2013 •	4,035,000	4,090,481
Charter Communications, Inc., Step Bond:
8.00%, 04/30/2012 144A • ††	2,095,000	2,189,275
10.875%, 09/15/2014 144A • ††	4,925,000	5,516,000
Clear Channel Communications, Inc., 9.25%, 12/15/2017 144A	500,000	514,250
DISH DBS, Corp., 7.875%, 09/01/2019	310,000	320,075
Lamar Media Corp.:
6.625%, 08/15/2015	95,000	91,437
7.25%, 01/01/2013	215,000	215,000
9.75%, 04/01/2014	60,000	65,700
Regal Cinemas, Inc., 8.625%, 07/15/2019	20,000	20,650
Salem Communications Corp., 9.625%, 12/15/2016 144A	245,000	258,475
Sirius XM Radio, Inc., 9.625%, 08/01/2013	255,000	260,100
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	55,000	58,988
XM Satellite Radio Holdings, Inc.:
11.25%, 06/15/2013 144A	500,000	535,000
13.00%, 08/01/2013 144A	720,000	790,200
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	1,815,000	12,705
10.00%, 03/01/2011 •	1,540,000	10,780

		22,328,822

Multiline Retail 0.2%
Macy’s, Inc.:
5.90%, 12/01/2016	55,000	52,525
8.875%, 07/15/2015	155,000	168,950
Neiman Marcus Group, Inc., 9.75%, 10/15/2015 @	55,000	53,488
Saks, Inc., 9.875%, 10/01/2011	610,000	638,975

		913,938

2

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.6%
American Achievement Corp.:
8.25%, 04/01/2012 144A	$2,905,000	$2,897,737
Sr. Disc. Note, Step Bond, 10.25%, 10/01/2012 ††	390,000	390,488

		3,288,225

Textiles, Apparel & Luxury Goods 0.5%
Oxford Industries, Inc., 11.375%, 07/15/2015	1,675,000	1,876,000
Visant Corp., 7.625%, 10/01/2012	1,010,000	1,015,050

		2,891,050

CONSUMER STAPLES 2.1%
Food Products 2.0%
Del Monte Foods Co.:
6.75%, 02/15/2015	25,000	25,563
7.50%, 10/15/2019 144A	1,660,000	1,705,650
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	725,000	750,375
13.875%, 03/15/2014 144A	1,300,000	1,553,500
Fage USA Dairy Industry, Inc., 9.875%, 02/01/2020 144A	1,380,000	1,291,007
Smithfield Foods, Inc.:
7.00%, 08/01/2011	1,385,000	1,385,000
10.00%, 07/15/2014 144A	2,110,000	2,297,263
Tyson Foods, Inc.:
7.85%, 04/01/2016	870,000	913,500
10.50%, 03/01/2014	55,000	63,525
Viskase, Inc., 9.875%, 01/15/2018 144A	715,000	715,000

		10,700,383

Tobacco 0.1%
Altria Group, Inc., 10.20%, 02/06/2039	480,000	646,116

ENERGY 9.3%
Energy Equipment & Services 2.5%
Basic Energy Services, Inc., 11.625%, 08/01/2014	370,000	401,450
Bristow Group, Inc.:
6.125%, 06/15/2013	120,000	119,400
7.50%, 09/15/2017	1,600,000	1,612,000
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	2,990,000	2,877,875
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,440,000	1,429,200
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	730,000	759,200
Hornbeck Offshore Services, Inc.:
8.00%, 09/01/2017 144A	1,270,000	1,282,700
Ser. B, 6.125%, 12/01/2014	1,935,000	1,843,088
Parker Drilling Co., 9.625%, 10/01/2013	812,000	834,330
PHI, Inc., 7.125%, 04/15/2013	2,060,000	2,039,400
SEACOR Holdings, Inc., 7.375%, 10/01/2019	430,000	447,201

		13,645,844

Oil, Gas & Consumable Fuels 6.8%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014 144A	1,300,000	1,196,000
Aquilex Holdings, LLC, 11.125%, 12/15/2016 144A	225,000	234,000
Arch Coal, Inc., 8.75%, 08/01/2016 144A	50,000	53,250
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	425,000	480,250
Bill Barrett Corp., 9.875%, 07/15/2016	225,000	241,875
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,355,000	4,289,675
9.50%, 02/15/2015	1,540,000	1,678,600

3

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
El Paso Corp.:
7.42%, 02/15/2037	$1,600,000	$1,416,829
12.00%, 12/12/2013	415,000	493,850
Exco Resources, Inc., 7.25%, 01/15/2011	2,890,000	2,890,000
Ferrellgas Partners, LP:
8.75%, 06/15/2012	440,000	441,100
9.125%, 10/01/2017 144A	295,000	313,438
Forest Oil Corp.:
7.25%, 06/15/2019	930,000	934,650
8.50%, 02/15/2014	560,000	588,000
General Maritime Corp., 12.00%, 11/15/2017 144A	750,000	783,750
Holly Corp., 9.875%, 06/15/2017 144A	1,745,000	1,849,700
Murray Energy Corp., 10.25%, 10/15/2015 144A	750,000	763,125
Newfield Exploration Co.:
6.875%, 02/01/2020	1,125,000	1,122,188
7.125%, 05/15/2018	80,000	81,000
Nustar Logistics, LP, 7.65%, 04/15/2018	35,000	39,637
Peabody Energy Corp.:
5.875%, 04/15/2016	45,000	44,100
7.875%, 11/01/2026	3,215,000	3,319,487
Petrohawk Energy Corp.:
7.875%, 06/01/2015	1,010,000	1,035,250
10.50%, 08/01/2014	480,000	530,400
Pioneer Natural Resources Co., 7.50%, 01/15/2020	1,305,000	1,318,050
Plains Exploration & Production Co., 8.625%, 10/15/2019	2,760,000	2,911,800
Range Resources Corp., 8.00%, 05/15/2019	50,000	53,250
Sabine Pass LNG, LP:
7.25%, 11/30/2013	1,955,000	1,827,925
7.50%, 11/30/2016	1,395,000	1,232,831
SandRidge Energy, Inc.:
8.00%, 06/01/2018 144A	60,000	59,700
8.75%, 01/15/2020 144A	1,745,000	1,797,350
Southwestern Energy Co., 7.50%, 02/01/2018	580,000	617,700
Stone Energy Corp., 8.625%, 02/01/2017	475,000	472,625
Tesoro Corp.:
6.50%, 06/01/2017	140,000	133,350
7.50%, 07/17/2012	1,090,000	1,071,350
9.75%, 06/01/2019	715,000	771,306

		37,087,391

FINANCIALS 11.3%
Capital Markets 0.7%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	485,000	466,812
12.50%, 11/30/2017	2,743,000	3,168,165

		3,634,977

Commercial Banks 0.5%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	1,805,000	1,976,475
Discover Bank, 8.70%, 11/18/2019	590,000	644,364
Zions Bancorp, 7.75%, 09/23/2014	240,000	230,400

		2,851,239

Consumer Finance 7.3%
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	55,000	56,100
Cemex Finance, LLC, 9.50%, 12/14/2016 144A	445,000	452,788

4

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
CIT Group, Inc.:
7.00%, 05/01/2016	$120,000	$103,200
7.00%, 05/01/2017	475,000	404,938
Clearwire Communications Finance Corp., 12.00%, 12/01/2015 144A	2,880,000	2,923,200
Discover Financial Services, 10.25%, 07/15/2019	845,000	1,008,962
Ford Motor Credit Co., LLC:
8.70%, 10/01/2014	180,000	186,199
9.75%, 09/15/2010	1,065,000	1,098,846
9.875%, 08/10/2011	3,320,000	3,473,437
GMAC, LLC:
6.75%, 12/01/2014	1,362,000	1,324,545
6.875%, 09/15/2011	998,000	998,000
6.875%, 08/28/2012	3,311,000	3,286,167
7.50%, 12/31/2013	4,110,000	4,089,450
8.00%, 12/31/2018	3,011,000	2,845,395
8.00%, 11/01/2031	3,328,000	3,181,227
Homer City Funding, LLC, 8.73%, 10/01/2026	1,087,788	1,076,910
International Lease Finance Corp.:
4.75%, 01/13/2012	930,000	820,594
4.875%, 09/01/2010	745,000	726,227
5.125%, 11/01/2010	55,000	53,411
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	3,255,000	3,661,875
Level 3 Financing, Inc., 10.00%, 02/01/2018 144A	540,000	504,900
Nielsen Financial LLC:
11.50%, 05/01/2016	5,000	5,600
Sr. Disc. Note, Step Bond, 0.00%, 08/01/2016 †	85,000	77,775
NII Capital Corp., 10.00%, 08/15/2016 144A	75,000	78,375
Pinnacle Foods Finance, LLC:
9.25%, 04/01/2015 144A	840,000	852,600
10.625%, 04/01/2017	690,000	712,425
Sprint Capital Corp.:
6.875%, 11/15/2028	5,065,000	3,976,025
8.375%, 03/15/2012	1,770,000	1,800,975

		39,780,146

Diversified Financial Services 0.6%
Leucadia National Corp.:
7.125%, 03/15/2017	1,810,000	1,782,850
8.125%, 09/15/2015	1,745,000	1,784,263

		3,567,113

Real Estate Investment Trusts (REITs) 1.8%
Dupont Fabros Technology, Inc., 8.50%, 12/15/2017 144A	3,960,000	4,059,000
Host Marriott Corp.:
7.125%, 11/01/2013	740,000	745,550
9.00%, 05/15/2017 144A	230,000	246,100
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,755,000	1,759,387
Ventas, Inc.:
6.75%, 04/01/2017	1,116,000	1,093,680
7.125%, 06/01/2015	1,036,000	1,046,360
9.00%, 05/01/2012	839,000	878,853

		9,828,930

5

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Management & Development 0.0%
Icahn Enterprises, LP:
7.75%, 01/15/2016 144A	$15,000	$14,288
8.00%, 01/15/2018 144A	65,000	61,912

		76,200

Thrifts & Mortgage Finance 0.4%
Residential Capital, LLC, 8.50%, 05/15/2010	1,965,000	1,950,263

HEALTH CARE 2.7%
Biotechnology 0.1%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	535,000	548,375

Health Care Equipment & Supplies 0.1%
Biomet, Inc.:
10.375%, 10/15/2017 @	315,000	343,350
11.625%, 10/15/2017	325,000	357,500

		700,850

Health Care Providers & Services 2.3%
Apria Healthcare Group:
11.25%, 11/01/2014 144A	830,000	888,100
12.375%, 11/01/2014 144A	160,000	172,400
HCA, Inc.:
6.30%, 10/01/2012	405,000	397,913
7.875%, 02/01/2011	1,550,000	1,592,625
8.50%, 04/15/2019 144A	2,545,000	2,691,337
8.75%, 09/01/2010	910,000	928,200
9.25%, 11/15/2016	2,640,000	2,785,200
9.625%, 11/15/2016 @	1,144,000	1,212,640
Omnicare, Inc., 6.125%, 06/01/2013	730,000	719,050
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014	615,000	662,662
Symbion, Inc., 11.75%, 08/23/2015 @	460,086	368,069

		12,418,196

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	1,220,000	1,265,750

INDUSTRIALS 6.6%
Aerospace & Defense 3.1%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	1,675,000	1,670,812
DAE Aviation Holdings, Inc., 11.25%, 08/01/2015 144A	530,000	486,275
GenCorp, Inc., 9.50%, 08/15/2013	485,000	497,125
GeoEye, Inc., 9.625%, 10/01/2015 144A	245,000	249,900
Hexcel Corp., 6.75%, 02/01/2015	1,611,000	1,550,588
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	50,000	50,375
5.875%, 01/15/2015	5,680,000	5,751,000
6.375%, 10/15/2015	2,505,000	2,536,312
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	485,000	488,638
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	485,000	489,850
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	3,025,000	3,002,312

		16,773,187

Airlines 0.2%
Delta Air Lines, Inc.:
9.50%, 09/15/2014 144A	125,000	130,313
12.25%, 03/15/2015 144A	60,000	62,250
United Airlines, Inc., 10.40%, 05/01/2018	665,000	711,550

		904,113

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Building Products 0.0%
Associated Materials, LLC, 9.875%, 11/15/2016 144A	$60,000	$63,600

Commercial Services & Supplies 1.8%
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	1,110,000	1,339,839
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	835,000	905,975
Cornell Companies, Inc., 10.75%, 07/01/2012	175,000	178,500
Corrections Corporation of America:
6.25%, 03/15/2013	1,115,000	1,117,788
6.75%, 01/31/2014	290,000	290,725
7.75%, 06/01/2017	1,455,000	1,495,012
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	260,000	279,500
Geo Group, Inc., 7.75%, 10/15/2017 144A	1,210,000	1,234,200
Interface, Inc., Class A, 11.375%, 11/01/2013	325,000	367,250
Iron Mountain, Inc.:
7.75%, 01/15/2015	150,000	151,125
8.375%, 08/15/2021	1,275,000	1,322,812
SGS International, Inc., 12.00%, 12/15/2013	1,000,000	1,047,500

		9,730,226

Industrial Conglomerates 0.4%
Otter Tail Corp., 9.00%, 12/15/2016	1,910,000	1,991,175

Machinery 0.9%
Commercial Vehicle Group, Inc., 13.00%, 02/15/2013 144A @	3,930,000	3,537,000
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	1,075,000	1,144,875

		4,681,875

Road & Rail 0.1%
Kansas City Southern, 13.00%, 12/15/2013	275,000	321,750
Swift Transportation Co., Inc.:
8.02%, 05/15/2015 144A	180,000	153,900
12.50%, 05/15/2017 144A	180,000	162,000

		637,650

Trading Companies & Distributors 0.0%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	75,000	81,563

Transportation 0.1%
United Maritime Group, 11.75%, 06/15/2015 144A	770,000	775,775

INFORMATION TECHNOLOGY 4.6%
Communications Equipment 0.4%
Brocade Communications Systems, Inc., 6.875%, 01/15/2020 144A	520,000	530,400
EchoStar Corp., 7.75%, 05/31/2015	305,000	314,150
Lucent Technologies, Inc., 6.45%, 03/15/2029	2,255,000	1,584,137

		2,428,687

Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc., 10.00%, 03/15/2014	1,525,000	1,683,219
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,955,000	1,945,225
Intcomex, Inc., 13.25%, 12/15/2014 144A	1,200,000	1,185,000
Jabil Circuit, Inc., 8.25%, 03/15/2018	5,465,000	5,943,187
Sanmina-SCI Corp., 8.125%, 03/01/2016	520,000	521,300
Viasystem Group, Inc., 12.00%, 01/15/2015 144A	1,485,000	1,603,800

		12,881,731

Internet Software & Services 0.3%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	1,575,000	1,744,312

7

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
First Data Corp.:
9.875%, 09/24/2015	$685,000	$611,363
10.55%, 09/24/2015	5,668,748	4,818,436
iPayment, Inc., 9.75%, 05/15/2014	1,215,000	1,029,712

		6,459,511

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc., 5.75%, 08/15/2012	875,000	859,688
Spansion, Inc., 11.25%, 01/15/2016 144A •	175,000	210,000

		1,069,688

Software 0.1%
Activant Solutions, Inc., 9.50%, 05/01/2016	40,000	38,300
JDA Software Group, Inc., 8.00%, 12/15/2014 144A	205,000	211,919

		250,219

MATERIALS 2.9%
Chemicals 0.1%
Huntsman International, LLC, 5.50%, 06/30/2016 144A	290,000	253,025
MacDermid, Inc., 9.50%, 04/15/2017 144A	346,000	349,460
Nalco Holding Co., 8.25%, 05/15/2017 144A	55,000	58,300
SOLUTIA, Inc., 8.75%, 11/01/2017	50,000	52,875

		713,660

Construction Materials 0.7%
CPG International, Inc.:
10.50%, 07/01/2013	1,830,000	1,788,825
FRN, 7.18%, 07/01/2012	515,000	489,250
Headwaters, Inc., 11.375%, 11/01/2014 144A	830,000	871,500
Texas Industries, Inc., 7.25%, 07/15/2013	515,000	512,425

		3,662,000

Containers & Packaging 0.9%
Ball Corp., 7.125%, 09/01/2016	125,000	130,312
Exopack Holding Corp., 11.25%, 02/01/2014	2,240,000	2,312,800
Graham Packaging Co., 8.25%, 01/01/2017 144A	1,750,000	1,723,750
Silgan Holdings, Inc., 7.25%, 08/15/2016	430,000	446,125

		4,612,987

Metals & Mining 0.8%
AK Steel Corp., 7.75%, 06/15/2012	485,000	487,425
Edgen Murray Corp., 12.25%, 01/15/2015 144A	995,000	950,225
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	45,000	48,713
8.375%, 04/01/2017	2,600,000	2,827,500
Indalex Holdings Corp., 11.50%, 02/01/2014 •	3,285,000	32,850

		4,346,713

Paper & Forest Products 0.4%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	560,000	621,600
Georgia Pacific Corp.:
8.125%, 05/15/2011	490,000	515,725
8.25%, 05/01/2016 144A	55,000	58,850
8.875%, 05/15/2031	225,000	241,313
Glatfelter, 7.125%, 05/01/2016	285,000	270,750
NewPage Corp., 11.375%, 12/31/2014	505,000	488,587

		2,196,825

8

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 3.7%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	$990,000	$992,475
Citizens Communications Co., 7.875%, 01/15/2027	1,720,000	1,560,900
FairPoint Communications, Inc., 13.125%, 04/01/2018 •	260,000	36,400
Frontier Communications Corp.:
8.125%, 10/01/2018	1,935,000	1,949,512
8.25%, 05/01/2014	1,775,000	1,859,313
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	235,000	256,150
Qwest Corp.:
6.875%, 07/15/2028	355,000	305,300
7.125%, 04/01/2018 144A	755,000	736,125
7.125%, 11/15/2043	675,000	577,125
7.25%, 09/15/2025	1,400,000	1,344,000
7.50%, 06/15/2023	1,410,000	1,388,850
7.625%, 08/03/2021	270,000	248,400
8.00%, 10/01/2015 144A	5,000	5,175
8.875%, 03/15/2012	5,045,000	5,417,069
SBA Telecommunications, Inc., 8.00%, 08/15/2016 144A	720,000	747,000
Sorenson Communications, Inc., 10.50%, 02/01/2015 144A	630,000	593,775
West Corp., 9.50%, 10/15/2014	65,000	65,325
Windstream Corp., 7.875%, 11/01/2017 144A	2,130,000	2,103,375

		20,186,269

Wireless Telecommunication Services 2.2%
CC Holdings GS V, LLC, 7.75%, 05/01/2017 144A	55,000	59,262
Cricket Communications, Inc.:
7.75%, 05/15/2016	1,080,000	1,086,750
9.375%, 11/01/2014	1,065,000	1,059,675
iPCS, Inc., FRN, 4.28%, 05/01/2014 @	2,213,966	1,915,081
MetroPCS Communications, Inc., 9.25%, 11/01/2014	1,795,000	1,806,219
Sprint Nextel Corp.:
6.90%, 05/01/2019	580,000	516,200
Ser. D, 7.375%, 08/01/2015	3,465,000	3,127,162
Ser. F, 5.95%, 03/15/2014	2,700,000	2,389,500

		11,959,849

UTILITIES 6.7%
Electric Utilities 4.5%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	7,392,000	8,690,634
CMS Energy Corp.:
8.50%, 04/15/2011	355,000	376,646
8.75%, 06/15/2019	60,000	68,407
Edison Mission Energy, 7.20%, 05/15/2019	730,000	565,750
Energy Future Holdings Corp.:
10.00%, 01/15/2020 144A	820,000	838,450
FRN, 12.00%, 11/01/2017 @	3,613,964	2,656,264
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	240,000	230,400
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	3,770,519	4,053,308
Mirant North America, LLC, 7.375%, 12/31/2013	1,625,000	1,616,875
NRG Energy, Inc.:
7.25%, 02/01/2014	580,000	582,175
8.50%, 06/15/2019	1,360,000	1,366,800
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,534,000	3,578,175
Public Service Company of New Mexico, 7.95%, 04/01/2015	120,000	126,831

		24,750,715

9

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 2.1%
AES Corp.:
8.00%, 06/01/2020	$85,000	$85,212
8.875%, 02/15/2011	1,130,000	1,175,200
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	1,000,000	1,035,000
7.625%, 10/15/2026	2,475,000	1,881,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,677,000	3,750,540
7.625%, 06/15/2014	1,445,000	1,387,200
9.24%, 07/02/2017	1,523,105	1,625,915
9.68%, 07/02/2026	185,000	197,025

		11,137,092

Multi-Utilities 0.1%
PNM Resources, Inc., 9.25%, 05/15/2015	715,000	767,731

Total Corporate Bonds (cost $330,528,899)		345,166,058

FOREIGN BONDS–CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR (cost $2,033,960)	1,945,000	2,831,847

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.3%
FIXED-RATE 1.6%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	$2,555,000	2,135,992
Credit Suisse Comml. Mtge. Trust, Ser. 2007-C5, Class A4, 5.70%, 09/15/2040	4,785,000	3,973,612
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	3,245,000	2,689,757

		8,799,361

FLOATING-RATE 1.7%
American Home Mtge. Assets, Ser. 2006-2, Class 1A1, 1.44%, 09/25/2046	6,232,462	3,316,168
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	3,220,000	2,989,732
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.93%, 03/25/2037	1,796,800	1,318,873
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.40%, 12/25/2036	4,550,000	1,552,723

		9,177,496

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $17,386,183)		17,976,857

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Note, 4.375%, 11/15/2039 (cost $43,093)	45,000	44,016

YANKEE OBLIGATIONS–CORPORATE 13.2%
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB de CV, 9.25%, 01/15/2015 144A	1,070,000	1,096,750
Norwegian Cruise Line, Ltd., 11.75%, 11/15/2016 144A	65,000	68,900
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	135,000	157,612

		1,323,262

Household Durables 0.2%
Desarrolladora Homex SAB de CV, 9.50%, 12/11/2019 144A	1,250,000	1,284,947

Media 0.2%
UPC Germany GmbH, 8.125%, 12/01/2017 144A	795,000	819,541
UPC Holdings BV, 9.875%, 04/15/2018 144A	15,000	15,863
Videotron, Ltd.:
9.125%, 04/15/2018 144A	30,000	32,250
9.125%, 04/15/2018	95,000	102,600

		970,254

10

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS–CORPORATE continued
CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.1%
Minerva Overseas, Ltd., 10.875%, 11/15/2019 144A	$435,000	$443,193

ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	2,490,000	2,390,400
11.75%, 07/15/2014 144A	645,000	709,500
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A •	5,075,000	2,639,000
Mexichem SAB de CV, 8.75%, 11/06/2019 144A	1,325,000	1,427,757
OPTI Canada, Inc.:
7.875%, 12/15/2014	2,930,000	2,541,775
8.25%, 12/15/2014	865,000	761,200
9.00%, 12/15/2012 144A	950,000	973,750
P2021 Rig Co., 13.50%, 12/15/2013 144A	1,455,000	1,484,100
Teekay Corp., 8.50%, 01/15/2020	1,175,000	1,192,625

		14,120,107

FINANCIALS 2.5%
Consumer Finance 1.2%
Fibria Overseas Finance, Ltd., 9.25%, 10/30/2019 144A	460,000	517,438
Listrindo Capital BV, 9.25%, 01/29/2015 144A	1,410,000	1,448,789
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	85,000	78,625
Virgin Media Finance plc:
6.50%, 01/15/2018 144A	130,000	129,496
8.375%, 10/15/2019	100,000	102,500
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	3,755,000	4,083,562

		6,360,410

Diversified Financial Services 1.3%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,475,000	3,935,438
FRN, 4.26%, 09/01/2011 144A	525,000	514,500
Manchester United Finance plc, 8.375%, 02/01/2017 144A	300,000	289,584
Preferred Term Securities XII, Ltd., FRN, 0.95%, 12/24/2033 • +	720,000	4,536
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,625,000	2,562,656

		7,306,714

HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Elan Corporation plc, 8.75%, 10/15/2016 144A	80,000	78,900

INDUSTRIALS 2.6%
Road & Rail 2.6%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	5,265,000	5,186,025
8.00%, 02/01/2018 144A	7,945,000	7,845,599
12.50%, 04/01/2016	435,000	508,406
TFM de CV, 9.375%, 05/01/2012	572,000	586,300

		14,126,330

MATERIALS 3.0%
Chemicals 0.2%
NOVA Chemicals Corp.:
8.375%, 11/01/2016 144A	520,000	523,250
8.625%, 11/01/2019 144A	685,000	690,994

		1,214,244

11

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS–CORPORATE continued
MATERIALS continued
Metals & Mining 1.8%
Evraz Group SA:
8.875%, 04/24/2013 144A	$1,295,000	$1,325,756
8.875%, 04/24/2013	370,000	379,250
Novelis, Inc., 7.25%, 02/15/2015	1,855,000	1,757,613
Teck Resources, Ltd.:
9.75%, 05/15/2014	880,000	1,005,400
10.75%, 05/15/2019	2,120,000	2,496,300
Vedanta Resources plc, 9.50%, 07/18/2018 144A	2,415,000	2,571,975

		9,536,294

Paper & Forest Products 1.0%
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	710,000	784,550
Sappi, Ltd.:
6.75%, 06/15/2012 144A	1,840,000	1,784,800
7.50%, 06/15/2032 144A	4,260,000	2,875,500

		5,444,850

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.0%
Inmarsat plc, 7.375%, 12/01/2017 144A	90,000	92,803

Wireless Telecommunication Services 1.8%
Digicel Group, Ltd.:
8.25%, 09/01/2017 144A	945,000	916,650
12.00%, 04/01/2014 144A	840,000	932,400
Intelsat, Ltd.:
8.50%, 01/15/2013	2,160,000	2,181,600
8.50%, 11/01/2019 144A	1,100,000	1,124,750
8.875%, 01/15/2015 144A	110,000	112,200
8.875%, 01/15/2015	666,000	682,650
11.25%, 06/15/2016	440,000	467,500
Millicom International Cellular SA, 10.00%, 12/01/2013	275,000	283,937
Telesat Canada, Inc., 11.00%, 11/01/2015	930,000	1,039,275
Vimpel Communications:
8.375%, 04/30/2013 144A	50,000	52,938
9.125%, 04/30/2018 144A	1,690,000	1,825,200

		9,619,100

Total Yankee Obligations–Corporate (cost $65,078,611)		71,921,408

	Shares	Value

COMMON STOCKS 0.1%
FINANCIALS 0.1%
Real Estate Investment Trusts (REITs) 0.1%
Dupont Fabros Technology, Inc. (cost $538,710)	32,725	543,890

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + ☐ (cost $318,090)	1,500	0

CLOSED END MUTUAL FUND SHARES 4.0%
BlackRock High Income Shares	255,773	483,411
BlackRock Limited Duration Income Trust	183,653	2,723,574
BlackRock Senior High Income Fund, Inc.	521,203	1,923,239
Dreyfus High Yield Strategies Fund, Inc.	575,292	2,168,851
Eaton Vance Limited Duration Income Trust	174,880	2,698,398

12

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

CLOSED END MUTUAL FUND SHARES continued
ING Prime Rate Trust	376,923	$2,163,538
LMP Corporate Loan Fund, Inc.	302,267	3,158,690
New America High Income Fund, Inc.	118,818	1,075,303
Nuveen Floating Rate Income Fund	514,619	5,542,447

Total Closed End Mutual Fund Shares (cost $15,730,218)		21,937,451

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $282,867)	$585,000	503,100

LOANS 9.4%
CONSUMER DISCRETIONARY 2.3%
Abitibi Consolidated, Inc., FRN, 11.00%, 03/30/2010	1,658,877	1,542,755
Ford Motor Co., FRN, 3.24%-3.26%, 12/15/2013	570,909	536,746
Metaldyne Corp., FRN, 13.00%, 04/09/2014	2,590,000	2,680,391
MGM Mirage, FRN, 6.00%, 10/03/2011 <	759,149	730,947
Newsday, LLC, 10.50%, 07/15/2013	2,825,000	3,011,789
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	1,245,000	1,238,277
Tower Automotive Holdings, FRN, 4.50%-4.56%, 07/31/2013 <	338,537	135,415
Tropicana Entertainment, LLC, FRN, 7.49%, 01/03/2012 •	2,970,000	905,880
Universal City Development, Ltd, 7.75%, 10/29/2014	1,895,000	1,897,577

		12,679,777

CONSUMER STAPLES 0.7%
Merisant Co., FRN, 7.50%, 01/08/2014	3,846,054	3,729,634

ENERGY 1.0%
Saint Acquisition Corp., FRN, 8.25%, 06/05/2014	1,617,227	1,551,843
Semgroup Energy Partners, FRN, 9.50%, 07/20/2012	4,040,000	4,037,091

		5,588,934

FINANCIALS 0.5%
CIT Group, Inc., FRN, 12.25%, 01/18/2012	1,395,000	1,442,304
Realogy Corp., FRN, 3.23%-3.25%, 09/01/2014	1,608,407	1,428,974

		2,871,278

HEALTH CARE 0.2%
HCA, Inc., FRN, 1.75%, 11/18/2012	774,348	730,559

INDUSTRIALS 0.9%
Commercial Vehicle Group, Inc., 15.00%, 02/15/2013	2,496,452	2,396,269
Neff Corp., FRN:
3.75%, 05/31/2013	1,983,250	1,646,970
3.75%, 11/30/2014	4,755,000	927,225

		4,970,464

MATERIALS 2.9%
LyondellBasell, FRN:
3.73%, 12/20/2013	593,414	435,168
3.98%, 12/22/2014	360,981	264,708
7.00%, 12/20/2013	1,566,399	1,148,640
13.00%, 04/06/2010	3,989,189	4,178,716
5.79%-6.56%, 04/06/2010	9,163,227	9,621,480

		15,648,712

TELECOMMUNICATION SERVICES 0.4%
FairPoint Communications, Inc., FRN, 2.75%, 03/08/2015 •	2,893,565	2,243,613

13

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

LOANS continued
UTILITIES 0.5%
Scorpion Holding Co., Ltd., FRN, 7.73%, 05/08/2014 <	$2,875,000	$2,710,464

Total Loans (cost $52,054,249)		51,173,435

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $4,232,554)	4,232,554	4,232,554

Total Investments (cost $497,155,473) 97.0%		528,530,180
Other Assets and Liabilities 3.0%		16,216,370

Net Assets 100.0%		$544,746,550

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interset on this security.
+	Security is deemed illiquid.
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations
EUR	Euro
FRN	Floating Rate Note

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $514,602,874. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,706,558 and $17,779,252, respectively, with a net unrealized appreciation of $13,927,306.

At January 31, 2010, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Sell protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	UBS	Expedia, 7.46%, 08/15/2018 #	BB	$415,000	5.00%	Quarterly	$(69,223)	$(11,125)	$(58,098)
06/20/2014	Goldman Sachs	Expedia, 7.46%, 08/15/2018 #	BB	1,240,000	5.00%	Quarterly	(206,834)	(99,783)	(107,051)

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/13/2049	Goldman Sachs	Markit CMBX North America AAA.3 Index #	AAA	$ 680,000	0.08%	Monthly	$(118,456)	$(255,096)	$136,640
12/13/2049	Credit Suisse First Boston	Markit CMBX North America AAA.3 Index #	AAA	1,435,000	0.08%	Monthly	(249,977)	(382,278)	132,301

14

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.

The Fund had an average notional balance on credit default swaps of $13,549,133 during the period from May 1, 2009 through January 31, 2010.

The Fund entered into forward foreign currency exchange contracts for speculative purposes during the period from May 1, 2009 through January 31, 2010.

At January 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

		U.S. Value at	In Exchange	Unrealized Gain
Exchange Date	Contracts to Deliver	January 31, 2010	for U.S.$	(Loss)

04/15/2010	1,922,833 EUR	$2,665,526	$2,861,060	$195,534

The Fund had average contract amounts of $16,101 and $4,556,368 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the period from May 1, 2009 through January 31, 2010.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2010, the Fund had unfunded loan commitments of $5,185,296.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection

15

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$543,890	$0	$0	$543,890
Closed end mutual fund shares	21,937,451	0	0	21,937,451
Mortgage-backed securities	0	30,176,421	0	30,176,421
Corporate debt securities	0	419,979,727	442,686	420,422,413
Debt securities issued by U.S. Treasury and U.S. government agencies	44,016	0	0	44,016
Loans		34,753,224	16,420,211	51,173,435
Short-term investments	4,232,554	0	0	4,232,554

	$26,757,911	$484,909,372	$16,862,897	$528,530,180

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Significant
	Quoted	Other Observable	Significant Unobservable
	Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Other financial instruments*	$0	$299,326	$0	$299,326

*	Other financial instruments include forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate debt securities	Loans	Total

Balance as of May 1, 2009	$0	$0	$0
Realized gains or losses	0	0	0
Change in unrealized gains or losses	0	0	0
Net purchases (sales)	0	0	0
Transfers in and/or out of Level 3	442,686	16,420,211	16,862,897

Balance as of January 31, 2010	$442,686	$16,420,211	$16,862,897

Change in unrealized gains or losses included in earnings relating to
securities still held at January 31, 2010	$0	$0	$0

16

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.9%
FIXED-RATE 20.9%
FNMA:
4.88%, 12/01/2015	$943,981	$1,009,941
5.22%, 10/01/2015	3,513,627	3,814,097
5.37%, 12/01/2024	893,074	937,220
5.55%, 05/01/2016	3,275,462	3,608,081
5.63%, 02/01/2018	1,154,469	1,275,280
5.64%, 12/01/2013	3,000,000	3,259,400
5.66%, 12/01/2016	1,732,000	1,880,586
5.67%, 03/01/2016-11/01/2021	12,466,572	13,594,032
5.68%, 04/01/2021	532,421	578,160
5.70%, 03/01/2016	1,007,142	1,116,803
5.75%, 05/01/2021	3,796,711	4,071,712
5.79%, 10/01/2017-12/01/2017	3,233,448	3,601,629
5.82%, 12/01/2036	827,498	870,371
5.95%, 06/01/2024	1,915,002	2,103,255
5.99%, 09/01/2018	1,733,000	1,769,297
6.07%, 09/01/2013 ##	3,011,725	3,342,894
6.08%, 01/01/2019	4,496,371	4,637,288
6.18%, 06/01/2013	9,206,963	9,622,357
6.65%, 05/01/2016	1,557,066	1,753,472
7.48%, 01/01/2025	1,088,319	1,247,247

Total Agency Commercial Mortgage-Backed Securities (cost $61,749,338)		64,093,122

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 22.2%
FIXED-RATE 13.0%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	219,162	39,713
Ser. 2043, Class ZP, 6.50%, 04/15/2028	429,408	462,799
Ser. 2046, Class G, 6.50%, 04/15/2028	209,212	228,153
Ser. 2058, Class TE, 6.50%, 05/15/2028	214,728	233,048
Ser. 2072, Class A, 6.50%, 07/15/2028	830,314	900,165
Ser. 2078, Class PE, 6.50%, 08/15/2028	405,327	437,515
Ser. 2173, Class Z, 6.50%, 07/15/2029	611,791	654,121
Ser. 2326, Class ZP, 6.50%, 06/15/2031	16,014	17,347
Ser. 2461, Class PZ, 6.50%, 06/15/2032	644,674	691,510
Ser. 2958, Class NB, 5.00%, 05/15/2025	1,476,576	1,481,850
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	223,800	3,251
Ser. T-56, Class A4, 6.00%, 05/25/2043	3,010,446	3,270,097
Ser. T-57, Class 1A1, 6.50%, 07/25/2043	2,699,934	2,945,037
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	89,766	20,562
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	435,275	469,553
Ser. 1999, Class LH, 6.50%, 11/25/2029	273,144	296,610
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	185,749	200,377
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	404,005	434,677
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	298,902	303,127
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	498,317	514,985
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	1,811,830	2,023,587
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	1,935,184	2,110,028
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	1,935,260	199,061
Ser. 2003-33, Class IA, IO, 6.50%, 05/25/2033	222,937	38,976
Ser. 2003-W19, Class 1A6, 5.29%, 11/25/2033 ##	6,636,494	7,095,864
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	3,898,217	4,343,466
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	4,210,640
Ser. 2009-108, Class DE, 4.50%, 08/25/2027	2,488,412	2,591,619
GNMA, Ser. 2009-103, Class PC, 4.50%, 11/20/2036	3,675,575	3,806,102

		40,023,840

1

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 9.2%
FHLMC:
Ser. 06, Class B, 0.85%, 03/25/2023	$422,269	$420,390
Ser. 1220, Class A, 0.60%, 02/15/2022	148,325	147,263
Ser. 1370, Class JA, 1.40%, 09/15/2022	166,583	166,605
Ser. 1498, Class I, 1.40%, 04/15/2023	115,517	115,533
Ser. 1533, Class FA, 1.35%, 06/15/2023	39,021	39,025
Ser. 1671, Class TA, 0.75%, 02/15/2024	253,942	253,420
Ser. 1939, Class FB, 1.25%, 04/15/2027	316,658	318,296
Ser. 2181, Class PF, 0.63%, 05/15/2029	259,601	257,742
Ser. 2315, Class FD, 0.73%, 04/15/2027	199,040	197,948
Ser. T-67, Class 1A1C, 3.47%, 03/25/2036	4,926,220	4,980,870
Ser. T-67, Class 2A1C, 3.43%, 03/25/2036	4,817,375	4,813,300
Ser. T-75, Class A1, 0.27%, 11/25/2036	7,853,731	7,721,317
FNMA:
Ser. 1991, Class F, 1.10%, 05/25/2021	451,002	450,950
Ser. 1991-156, Class F, 1.55%, 11/25/2021	96,837	99,518
Ser. 1994-84, Class F, 0.85%, 02/25/2024	361,746	359,968
Ser. 1997-49, Class F, 0.75%, 06/17/2027	282,427	280,051
Ser. 1999-49, Class F, 0.63%, 05/25/2018	541,655	541,309
Ser. 2000-32, Class FM, 0.68%, 10/18/2030	340,826	340,360
Ser. 2002-07, Class FB, 0.63%, 02/25/2028	188,046	186,654
Ser. 2002-W5, Class A27, 0.73%, 11/25/2030	850,119	849,070
Ser. G91, Class FA, 1.15%, 04/25/2021	12,476	12,476
Ser. G93, Class FH, 1.40%, 04/25/2023	94,749	95,641
GNMA:
Ser. 1999-40, Class FL, 0.83%, 02/17/2029	139,840	139,429
Ser. 2000-36, Class FG, 0.73%, 11/20/2030	248,193	246,028
Ser. 2002-15, Class F, 0.78%, 02/16/2032	391,839	391,103
Ser. 2006-47, Class SA, IO, 6.57%, 08/16/2036	983,604	119,892
SBA:
0.625%, 03/25/2035	373,123	362,782
0.66%, 11/25/2029	4,418,986	4,259,781

		28,166,721

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $67,434,039)		68,190,561

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 24.9%
FIXED-RATE 16.2%
FHLMC:
6.00%, 10/01/2032	323,716	350,566
6.50%, 04/01/2018-07/01/2031	1,456,422	1,581,191
7.00%, 12/01/2023-05/01/2029	147,153	163,136
8.00%, 08/01/2023-11/01/2028	322,840	367,504
8.50%, 07/01/2022-08/01/2026	66,662	76,893
9.00%, 01/01/2017-10/01/2024	138,751	155,847
9.50%, 09/01/2016-05/01/2021	41,027	46,189
10.00%, 08/01/2017-08/01/2020	1,231	1,403
10.50%, 02/01/2019-05/01/2020	106,636	121,242
FNMA:
3.35%, 05/01/2030	294,444	302,938
4.79%, 05/01/2019	2,320,357	2,429,490
4.98%, 01/01/2020	831,717	892,474
5.24%, 12/01/2012	476,462	498,963
5.39%, 01/01/2024	3,461,544	3,723,376
5.55%, 09/01/2019	4,685,353	4,871,849
6.00%, 03/01/2024	413,760	447,602
6.50%, 06/01/2017-11/01/2031	3,145,846	3,426,858
7.00%, 11/01/2026-07/01/2047	2,860,568	3,150,882

2

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
8.00%, 08/01/2020-02/01/2030	$1,582,161	$1,793,436
8.50%, 08/01/2014-08/01/2029	343,524	395,871
9.00%, 06/01/2021-04/01/2025	210,130	240,405
9.50%, 10/01/2020-02/01/2023	23,647	26,267
11.00%, 01/01/2016	125	126
11.25%, 02/01/2016	9,230	10,163
FNMA 30 year, 6.00%, TBA #	13,300,000	14,183,200
GNMA:
6.00%, 05/15/2011-08/20/2034	1,951,675	2,101,439
6.50%, 12/15/2025-09/20/2033	419,000	453,070
7.00%, 12/15/2022-05/15/2032	366,165	407,378
7.34%, 10/20/2021-09/20/2022	391,265	437,067
8.00%, 04/15/2023-06/15/2025	52,966	60,830
8.50%, 07/15/2016	1,852	2,028
9.00%, 11/15/2016-04/15/2021	92,935	105,718
10.00%, 12/15/2018	21,662	23,483
14.00%, 02/15/2012-06/15/2012	98,157	106,134
GNMA 30 year, 4.50%, TBA #	6,750,000	6,775,042

		49,730,060

FLOATING-RATE 8.7%
FHLB, 3.36%, 07/01/2032	4,157,072	4,214,832
FNMA:
1.68%, 04/01/2029-10/01/2041	3,415,507	3,422,022
1.88%, 01/01/2041	1,576,352	1,596,277
3.12%, 07/01/2025	257,137	266,934
3.13%, 11/01/2018	186,768	191,967
3.18%, 02/01/2035	7,499,698	7,553,166
3.60%, 01/01/2038	3,968,241	4,020,653
3.92%, 03/01/2036	5,173,069	5,376,626

		26,642,477

Total Agency Mortgage-Backed Pass Through Securities (cost $74,708,188)		76,372,537

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 6.2%
FIXED-RATE 6.2%
FHLMC:
5.87%, 02/01/2037	8,574,202	9,098,452
Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	857,137	934,950
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,183,328	1,339,379
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	2,977,059	3,248,716
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	276,649	313,132
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	840,758	914,324
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,493,565	1,629,852
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,350,379	1,473,601

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $17,931,490)		18,952,406

ASSET-BACKED SECURITIES 0.5%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 0.71%, 05/25/2034 +	778,579	635,547
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030 +	327,842	219,991
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036 +	187,057	142,954
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 0.49%, 01/20/2035 +	275,861	244,092
Lehman XS Trust:
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035 +	46,888	46,678
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036 +	265,013	192,256
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036 +	258,062	239,444

Total Asset-Backed Securities (cost $2,144,326)		1,720,962

3

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.7%
FIXED-RATE 0.5%
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	$660,000	$662,273
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	790,977

		1,453,250

FLOATING-RATE 1.2%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 0.93%, 11/15/2019 144A	1,900,000	1,517,302
Ser. 2004-TF2A, Class J, 1.18%, 11/15/2019 144A •	1,828,000	1,378,144
Ser. 2005-TFLA, Class J, 1.18%, 02/15/2020 144A	961,000	956,921

		3,852,367

Total Commercial Mortgage-Backed Securities (cost $6,146,238)		5,305,617

U.S. TREASURY OBLIGATIONS 26.5%
U.S. Treasury Notes:
1.00%, 07/31/2011	10,750,000	10,824,325
1.50%, 12/31/2013	17,670,000	17,439,460
2.625%, 02/29/2016	18,150,000	17,974,163
2.75%, 02/15/2019	14,175,000	13,324,500
4.25%, 11/15/2017	20,275,000	21,657,816

Total U.S. Treasury Obligations (cost $80,552,884)		81,220,264

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
Deutsche Securities, Inc., Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036 +	1,492	1,478
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036 +	538,188	314,634

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $538,019)		316,112

	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø ## (cost $10,997,430)	10,997,430	10,997,430

Total Investments (cost $322,201,952) 106.6%		327,169,011
Other Assets and Liabilities (6.6%)		(20,297,111)

Net Assets 100.0%		$306,871,900

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
+	Security is deemed illiquid
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $326,408,349. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,507,240 and $2,746,578, respectively, with a net unrealized appreciation of $760,662.

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$1,720,962	$0	$1,720,962
Mortgage-backed securities	0	233,230,355	0	233,230,355
Debt securities issued by U.S. Treasury and U.S. government agencies	81,220,264	0	0	81,220,264
Short-term investments	10,997,430	0	0	10,997,430

	$92,217,694	$234,951,317	$0	$327,169,011

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: March 31, 2010